Goodwill and Intangible Assets - Narrative (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Oct. 01, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill impairment charge	$ 113,344	$ 0	$ 0	$ 346,557	$ 0	$ 0
Amortization expense	$ 5,405	$ 5,377		$ 10,808		$ 0	$ 0